Income Taxes - Summary of Activity Related to Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Balance at January 1	$ 67,135	$ 65,111
Increases related to current year tax positions	3,237	2,366
Increases related to prior year tax positions	962	2,629
Decreases related to prior year tax positions	(1,068)
Expiration of statute of limitations for the assessment of taxes	(30,018)	(2,971)
Balance at December 31	$ 40,248	$ 67,135